Capital Requirements Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Total Capital to Risk Weighted Assets, Actual Amount	$ 56,962	$ 53,657
Total Capital to Risk Weighted Assets, Actual Ratio	13.14%	12.72%
Total Capital to Risk Weighted Assets, Minimum For Capital Adequacy Purposes Amount	$ 34,688	$ 33,744
Total Capital to Risk Weighted Assets, Minimum For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum To Be Well Capitalized Amount	$ 43,360	$ 42,180
Total Capital to Risk Weighted Assets, Minimum To Be Well Capitalized Ratio	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual Amount	$ 53,483	$ 50,111
Tier 1 Capital to Risk Weighted Assets, Actual Ratio	12.33%	11.88%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Adequacy Purposes Amount	$ 26,016	$ 25,308
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum To Be Well Capitalized Amount	$ 34,688	$ 33,744
Tier 1 Capital to Risk Weighted Assets, Minimum To Be Well Capitalized Ratio	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Amount	$ 53,483	$ 50,111
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual Ratio	12.33%	11.88%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Adequacy Purposes Amount	$ 19,512	$ 18,981
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum To Be Well Capitalized Amount	$ 28,184	$ 27,417
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum To Be Well Capitalized Ratio	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual Amount	$ 53,483	$ 50,111
Tier 1 Capital to Average Assets, Actual Ratio	9.81%	9.01%
Tier 1 Capital to Average Assets, Minimum For Capital Adequacy Purposes Amount	$ 21,808	$ 22,242
Tier 1 Capital to Average Assets, Minimum For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum To Be Well Capitalized Under Amount	$ 27,260	$ 27,803
Tier 1 Capital to Average Assets, Minimum To Be Well Capitalized Ratio	5.00%	5.00%